Segment information and revenue from contracts with customers	12 Months Ended
Dec. 31, 2023
Segment information and revenue from contracts with customers
Segment information and revenue from contracts with customers

7 Segment information and revenue from contracts with customers

7.1 Segment information

For management purposes, the Group is organized into business units based on its products and services. In line with the management approach, the operating segments were identified on the basis of the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. On this basis, the Group has the following two operating segments, which also represent the Group’s reportable segments:

●	Pharmaceutical segment: This segment provides a variety of solutions to our pharmaceutical partners, including target and drug screening, clinical development, market access and expansion, as well as CENTOGENE Biodatabank Licenses and Insight Reports; and
●	Diagnostic segment: This segment provides genetic sequencing and diagnostics services to our clients, who are typically physicians, laboratories or hospitals, either directly or through distributors.
●	JV segment: As disclosed in Note 1, on June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”), with Pharmaceutical Investment Company (“PIC” or “Lifera”). This segment provides the income from the IP sale and the costs related to setting up the JV (see Note 15 – Investment in Joint Venture).

In 2021, the Group decided to end its COVID-19 business activities in Q1 2022. The Group assessed that ending the activities of this operating segment would qualify as a discontinued operation. Therefore, the profit or loss related to the COVID-19 business is presented in a separate line item of the profit and loss section of the consolidated statements of comprehensive loss for the years ended December 31, 2023, 2022, and 2021 (see Note 9 – Discontinued Operations).

The management board is the CODM and monitors the operating results of the segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment results and is measured with reference to the Adjusted EBITDA. Adjusted EBITDA is a financial measure which is not prescribed by IFRS, which the Group defines as income/loss before finance costs (net), taxes, and depreciation and amortization (including impairments), adjusted to exclude corporate expenses, one-off costs as well as share-based payment expenses.

Corporate expenses, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Assets and liabilities are managed on a Group basis and are not allocated to the different segments for internal reporting purposes. Therefore, our CODM does not regularly review this information by segment and accordingly we do not report this information by segment.

	2023
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	14,802	33,734	—	—	48,536

Adjusted EBITDA	1,589	5,087	4,462	(30,258)	(19,120)

Other segment information
Depreciation and amortization (including impairments)	877	1,338	—	5,395	7,610
Research and development expenses	—	—	—	12,361	12,361
Share of income (loss) of investments accounted for by the equity method	—	—	(302)	—	(302)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	18	12	—	1,864	1,894
Additions to intangible assets	182	—	—	2,057	2,239

	2022
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	16,115	31,358	—	—	47,473

Adjusted EBITDA	6,802	6,438	—	(41,097)	(27,857)

Other segment information
Depreciation and amortization (including impairments)	801	1,790	—	6,340	8,932
Research and development expenses	—	—	—	17,488	17,488
Share of income (loss) of investments accounted for by the equity method	—	—	—	—	—

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,244	910	—	1,225	3,379
Additions to intangible assets	162	14	—	1,551	1,727

	2021
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,593	—	—	42,234

Adjusted EBITDA	4,785	3,030	—	(45,939)	(38,124)

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	—	5,849	10,464
Research and development expenses	—	—	—	19,297	19,297
Share of income (loss) of investments accounted for by the equity method	—	—	—	—	—

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	—	936	1,887
Additions to intangible assets	2,401	—	—	386	2,787

Adjustments to income/ loss include non-cash charges in relation to depreciation, amortization (including impairments), one-off costs, share-based payments as well as net financial costs and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These costs include general financing costs and corporate overheads related to, centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Corporate expenses contain the costs incurred for the process of obtaining the equity and debt financing amounted to EUR nil (2022: EUR 2,161k; 2021: nil). Corporate expenses for the year ended 2022 and 2021 also included expenses incurred in relation to capital raising activities (2022: EUR 450k; 2021: EUR nil).

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2023	2022	2021
Reportable segment Adjusted EBITDA	11,138	13,240	7,815
Corporate expenses	(30,258)	(41,097)	(45,939)
	(19,120)	(27,857)	(38,124)
Share‑based payment expenses (Note 22)	(2,929)	16	(8,035)
Depreciation and amortization (including impairments)	(7,610)	(8,932)	(10,464)
Operating loss	(29,659)	(36,773)	(56,623)
Financial costs, net	(5,284)	(1,823)	(799)
Investments accounted for by the Equity method	(302)	—	—
Income taxes	(287)	(107)	70
Loss for the year	(35,532)	(38,703)	(57,352)

Under share-based payment expenses, the Company has capitalized EUR 202k as transaction cost directly linked to convertible loan agreement signed in October 26, 2023 (Note 21) that were deducted from the Company´s income statement.

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of the Centogene GmbH, except for property, plant and equipment of EUR  14k (2022: EUR 76k; 2021: EUR 147k) and right-of-use assets for EUR nil as of December 31, 2023 (2022: EUR nil; 2021: EUR 137k), which are located in the United States.

7.2 Revenue from contracts with customers

in EUR k	2023
	Pharmaceutical	Diagnostics	Total
Rendering of services	14,318	33,734	48,052
Sales of goods	484	—	484
Total Revenues from contracts with external customers	14,802	33,734	48,536

Recognized over time	14,318	33,734	48,052
Recognized at a point in time	484	—	484
Total Revenues from contracts with external customers	14,802	33,734	48,536

Geographical information
Europe	291	7,438	7,729
—Germany*	—	95	95
—Netherlands**	—	2	2
Middle East	344	20,395	20,739
—Saudi Arabia#	143	13,236	13,379
North America	14,126	748	14,874
—United States#	14,126	708	14,834
Latin America	41	4,265	4,306
Asia Pacific	—	888	888
Total	14,802	33,734	48,536

in EUR k	2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	15,420	31,358	46,778
Sales of goods	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Recognized over time	15,420	31,358	46,778
Recognized at a point in time	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Geographical information
Europe	361	5,927	6,288
—Germany*	—	307	307
—Netherlands**	—	7	7
Middle East	352	19,549	19,902
—Saudi Arabia#	—	12,412	12,412
North America	15,346	1,245	16,591
—United States#	15,346	1,179	16,525
Latin America	56	3,851	3,907
Asia Pacific	—	786	786
Total	16,115	31,358	47,473

in EUR k	2021
	Pharmaceutical	Diagnostics	Total
Rendering of services	14,879	26,593	41,472
Sales of goods	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Recognized over time	14,879	26,593	41,472
Recognized at a point in time	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Geographical information
Europe	490	5,425	5,915
—Germany*	—	211	211
—Netherlands**	—	6	6
Middle East	117	16,315	16,432
—Saudi Arabia#	—	9,865	9,865
North America	14,940	1,643	16,583
—United States#	14,940	1,456	16,396
Latin America	94	2,499	2,593
Asia Pacific	—	711	711
Total	15,641	26,593	42,234

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2023, 2022 or 2021

The Group collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2023, 2022 and 2021. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, we allocate the revenues of our Pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our Diagnostic segment is based on the location of each customer.

Pharmaceutical segment

During the year ended December 31, 2023, revenues from one pharmaceutical partner represented 12.6% of the Group’s total revenues (2022: 15.5%; 2021: 24.8%). As of December 31, 2023, the amount of revenues recognized that were included in the contract liability balance at the beginning of the period is EUR 372k (2022: EUR 1,951k; 2021: EUR 3,201k).

During the year ended December 31, 2023, Centogene entered into several collaborations with pharmaceutical partners, of which upfront fees totaling EUR 256k were received (2022: EUR 566k; 2021 EUR 455k) in relation to setup fees which will be recognized as revenue over the period of the partnership collaboration.

Diagnostics segment

During the year ended December 31, 2023, revenues from Diagnostic segment represented 70% of the Group’s total revenues (2022: 66%; 2021: 63%). Revenues from the major diagnostic partner represented 20.0% of the Group’s total revenues.

Contract balances

in EUR k	Dec 31, 2023	Dec 31, 2022

Trade receivables (note 17)	16,804	13,637
Contract assets (note 17)	2,611	2,911
Contract liabilities (note 21.2)	694	651

The contract assets primarily relate to the Group’s rights to consider for work completed but not billed at the reporting date on the tests for the Diagnostic segment, with the satisfaction of the respective performance obligation measured by reference to stages in a standardized process. The contract assets also include work performed for pharmaceutical partners which are based on milestone fees. In 2023, EUR 26k (2022: EUR 10k; 2021: EUR 483k) was recognized as provision for expected credit losses on contract assets (see Note 23.2). The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer.

The contract liabilities as of December 31, 2023, amount to EUR 694k (2022: EUR 651k; 2021: EUR 2,506k) which relate to the advance consideration, from which EUR 464k relates to pharmaceutical partners for which revenue is recognized over time.